Insurance Contracts - Summary of Changes In Components Of Insurance And Reinsurance Liability (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Future service related changes:
Effect of new contracts	₩ 47,498	₩ 73,839
Current period service related changes:
Effect of changes in exchange rate	(558,761)	3,806,908
Total reinsurance finance income and expenses	1,159,681		₩ (2,117,504)
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	51,915,494	46,402,697
Future service related changes:
Changes in estimations adjusting contractual service margin	0	15
Losses on onerous contracts and reversals	24,904	100,445
Effect of new contracts	47,498	73,839
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,305,006)	(1,279,258)
Changes in risk adjustment due to release of risk	(212,266)	(187,399)
Experience adjustment	167,599	(114,992)
Changes in fulfilment cash flows relating to incurred claims	(98,288)	(190,946)
Insurance/Reinsurance service result	(1,375,559)	(1,598,296)
Insurance/Reinsurance finance income and expenses	899,876	6,167,040
Cashflow for the period:
Premiums received	14,984,482	13,777,045
Insurance acquisition cash flows	(3,114,043)	(2,815,098)
Incurred claims and expenses	(7,504,556)	(7,017,862)
Other cashflow	(3,073,285)	(3,000,166)
Total cashflow	1,292,598	943,919
Other	126	134
Ending	52,732,535	51,915,494	46,402,697
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	458,039	413,111
Future service related changes:
Changes in estimations adjusting contractual service margin	0	0
Losses on onerous contracts and reversals	(7,328)	22,382
Effect of new contracts	1	13
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(9,241)	291
Changes in risk adjustment due to release of risk	(5,968)	(6,850)
Experience adjustment	(5,397)	(20,157)
Changes in fulfilment cash flows relating to incurred claims	2,608	(16,953)
Insurance/Reinsurance service result	(25,325)	(21,274)
Insurance/Reinsurance finance income and expenses	15,409	33,799
Effect of changes in exchange rate	3	(94)
Effect of changes in credit default risk of reinsurer	1,309	150
Total reinsurance finance income and expenses	16,721	33,855
Cashflow for the period:
Reinsurance Premiums Paid	569,824	666,604
Amounts recovered from reinsurer	(594,498)	(634,257)
Other cashflow	0	0
Total cashflow	(24,674)	32,347
Other	0	0
Ending	424,761	458,039	413,111
Estimates of present value of future cash flows | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	35,983,619	30,870,548
Future service related changes:
Changes in estimations adjusting contractual service margin	776,054	1,506,457
Losses on onerous contracts and reversals	23,029	87,131
Effect of new contracts	(2,514,719)	(2,682,862)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	167,599	(114,992)
Changes in fulfilment cash flows relating to incurred claims	(72,190)	(161,135)
Insurance/Reinsurance service result	(1,620,227)	(1,365,401)
Insurance/Reinsurance finance income and expenses	421,690	5,534,419
Cashflow for the period:
Premiums received	14,984,482	13,777,045
Insurance acquisition cash flows	(3,114,043)	(2,815,098)
Incurred claims and expenses	(7,504,556)	(7,017,862)
Other cashflow	(3,073,285)	(3,000,166)
Total cashflow	1,292,598	943,919
Other	126	134
Ending	36,077,806	35,983,619	30,870,548
Estimates of present value of future cash flows | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	377,315	335,494
Future service related changes:
Changes in estimations adjusting contractual service margin	(114,760)	(8,865)
Losses on onerous contracts and reversals	(5,191)	16,719
Effect of new contracts	(3,262)	10,913
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	(5,397)	(20,157)
Changes in fulfilment cash flows relating to incurred claims	5,415	(14,070)
Insurance/Reinsurance service result	(123,195)	(15,460)
Insurance/Reinsurance finance income and expenses	13,791	24,832
Effect of changes in exchange rate	11	(48)
Effect of changes in credit default risk of reinsurer	1,309	150
Total reinsurance finance income and expenses	15,111	24,934
Cashflow for the period:
Reinsurance Premiums Paid	569,824	666,604
Amounts recovered from reinsurer	(594,498)	(634,257)
Other cashflow	0	0
Total cashflow	(24,674)	32,347
Other	0	0
Ending	244,557	377,315	335,494
Risk adjustment for non-financial risk | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	1,967,897	1,673,727
Future service related changes:
Changes in estimations adjusting contractual service margin	(26,521)	31,292
Losses on onerous contracts and reversals	1,875	13,314
Effect of new contracts	315,632	323,077
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	(212,266)	(187,399)
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	(26,098)	(29,811)
Insurance/Reinsurance service result	52,622	150,473
Insurance/Reinsurance finance income and expenses	18,280	143,697
Cashflow for the period:
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	2,038,799	1,967,897	1,673,727
Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	76,382	73,397
Future service related changes:
Changes in estimations adjusting contractual service margin	(5,557)	(15,731)
Losses on onerous contracts and reversals	(2,137)	5,663
Effect of new contracts	1,446	14,625
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	(5,968)	(6,850)
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	(2,807)	(2,883)
Insurance/Reinsurance service result	(15,023)	(5,176)
Insurance/Reinsurance finance income and expenses	(705)	8,152
Effect of changes in exchange rate	(1)	9
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	(706)	8,161
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	60,653	76,382	73,397
Contractual service margin | Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	13,963,978	13,858,422
Future service related changes:
Changes in estimations adjusting contractual service margin	(749,533)	(1,537,734)
Losses on onerous contracts and reversals	0	0
Effect of new contracts	2,246,585	2,433,624
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,305,006)	(1,279,258)
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Insurance/Reinsurance service result	192,046	(383,368)
Insurance/Reinsurance finance income and expenses	459,906	488,924
Cashflow for the period:
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	14,615,930	13,963,978	13,858,422
Contractual service margin | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	4,342	4,220
Future service related changes:
Changes in estimations adjusting contractual service margin	120,317	24,596
Losses on onerous contracts and reversals	0	0
Effect of new contracts	1,817	(25,525)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(9,241)	291
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Insurance/Reinsurance service result	112,893	(638)
Insurance/Reinsurance finance income and expenses	2,323	815
Effect of changes in exchange rate	(7)	(55)
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	2,316	760
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	₩ 119,551	₩ 4,342	₩ 4,220